Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) $ in Thousands	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose		$ 3,712,967
Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose		12,386
European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose		11,572
Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose		$ 8,064
Terminal growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Terminal growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Terminal growth rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Terminal growth rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.115
Discount rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.318
Discount rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.150
Discount rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.140
Revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.506
Revenue growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Revenue growth rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.135
Revenue growth rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.125
Intangible assets other than goodwill | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose	$ 1,956,844		$ 4,287,265
Intangible assets other than goodwill | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose	$ 113,703		50,707
Intangible assets other than goodwill | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose			$ 299,012
Intangible assets other than goodwill | Terminal growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Intangible assets other than goodwill | Terminal growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Intangible assets other than goodwill | Terminal growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.019
Intangible assets other than goodwill | Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.161		0.115
Intangible assets other than goodwill | Discount rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.160		0.185
Intangible assets other than goodwill | Discount rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.284
Intangible assets other than goodwill | Revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.449		0.695
Intangible assets other than goodwill | Revenue growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.750		0.887
Intangible assets other than goodwill | Revenue growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.605
Goodwill | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose	$ 54,367
Goodwill | Terminal growth rate | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Goodwill | Discount rate | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.203
Goodwill | Revenue growth rate | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	2.124
Goodwill | Cannabis
Disclosure of detailed information about intangible assets [line items]
Fair Value Less Cost to Dispose	$ 2,188,056		$ 6,037,423
Goodwill | Cannabis | Terminal growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Goodwill | Cannabis | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.161		0.135
Goodwill | Cannabis | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.454		0.786